SUPPLEMENT DATED AUGUST 15, 2005

TO THE PROSPECTUSES, DATED MAY 1, 2005, OF:

FRANKLIN FLEX CAP GROWTH SECURITIES FUND

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

FRANKLIN GROWTH AND INCOME SECURITIES FUND

FRANKLIN HIGH INCOME FUND

FRANKLIN INCOME SECURITIES FUND

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

FRANKLIN LARGE CAP VALUE SECURITIES FUND

FRANKLIN MONEY MARKET FUND

FRANKLIN REAL ESTATE FUND

FRANKLIN RISING DIVIDENDS SECURITIES FUND

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

FRANKLIN SMALL CAP VALUE SECURITIES FUND

FRANKLIN STRATEGIC INCOME SECURITIES FUND

FRANKLIN U.S. GOVERNMENT FUND

FRANKLIN ZERO COUPON FUND 2005

FRANKLIN ZERO COUPON FUND 2010

MUTUAL DISCOVERY SECURITIES FUND

MUTUAL SHARES SECURITIES FUND

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

TEMPLETON FOREIGN SECURITIES FUND

TEMPLETON GLOBAL ASSET ALLOCATION FUND

TEMPLETON GLOBAL INCOME SECURITIES FUND

TEMPLETON GROWTH SECURITIES FUND

series of Franklin Templeton Variable Insurance Products Trust (the “Trust”)

The prospectuses for Class 1, Class 2 and Class 3 shares of each Fund of the Trust are amended by adding the following as the third paragraph under the subheading “Risks from market timers” which is found in the section “Additional Information, All Funds,” under the heading “Market Timing Policy:”

Since the Fund may invest significantly in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid (“relatively illiquid securities”), it may be particularly vulnerable to arbitrage market timing. An arbitrage market timer may seek to take advantage of a possible differential between the last available market prices for one or more of those relatively illiquid securities that are used to calculate the Fund’s net asset value and the latest indications of market values for those securities. One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see “Fair Valuation — Individual Securities” under the heading “Fund Account Polices,” below).

Please keep this supplement for future reference.

FGC P-1

SUPPLEMENT DATED AUGUST 15, 2005

TO THE PROSPECTUSES OF

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND (the Fund),

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

DATED MAY 1, 2005

The prospectuses are amended by replacing the section describing the portfolio management team under “MANAGEMENT” with the following:

The team responsible for the Fund’s management is:

Grant Bowers VICE PRESIDENT OF ADVISERS	Mr. Bowers has been a manager of the Fund since 2002, and has been with Franklin Templeton Investments since 1993. He has primary responsibility for the investments of the Fund. Mr. Bowers has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Tiffany Hsiao PORTFOLIO MANAGER OF ADVISERS	Ms. Hsiao has been an assistant manager of the Fund since June 2005, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Prior to joining Franklin Templeton Investments in 2001, Ms. Hsiao worked at Merrill Lynch from June 2000 to April 2001.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

Please keep this supplement for future reference.

FLG P-1

SUPPLEMENT DATED AUGUST 15, 2005

TO THE PROSPECTUSES OF

FRANKLIN LARGE CAP GROWTH SECURITIES FUND (the Fund),

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

DATED MAY 1, 2005

The prospectuses are amended by replacing the section describing the portfolio management team under “MANAGEMENT” with the following:

The team responsible for the Fund’s management is:

Kent Shepherd, CFA SENIOR VICE PRESIDENT OF ADVISERS	Mr. Shepherd has been a manager of the Fund since 1999, and has been with Franklin Templeton Investments since 1991.

Alex W. Peters, CFA VICE PRESIDENT OF ADVISERS	Mr. Peters has been a manager of the Fund since June 2005, and has been with Franklin Templeton Investments since 1992.

The managers for the Fund have equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

Please keep this supplement for future reference.

FRE P-1

SUPPLEMENT DATED AUGUST 15, 2005

TO THE PROSPECTUSES OF

FRANKLIN REAL ESTATE FUND (the Fund),

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

DATED MAY 1, 2005

Page FRE-1 of the prospectuses is amended as follows:

I.	Under the heading “MAIN INVESTMENTS,” the first paragraph and two bullet points that follow it are replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies operating in the real estate sector. Shareholders will be given at least 60 days’ notice of any change to this 80% policy. For purposes of this Fund, companies operating in the real estate sector include:

•	companies qualifying under federal tax law as real estate investment trusts (REITs); and

•	companies that derive at least half of their assets or revenues from the ownership, operation, construction, development, sale or management or other services of or for residential, commercial or industrial real estate (including real estate operating or service companies, homebuilders and developers).

II.	The call-out box at the bottom of the page is revised to read: “The Fund invests predominantly in companies operating in the real estate sector.”

Please keep this supplement for future reference.

MD P-3

SUPPLEMENT DATED AUGUST 15, 2005

TO THE PROSPECTUSES OF

MUTUAL DISCOVERY SECURITIES FUND

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

DATED MAY 1, 2005

The prospectuses are amended by replacing the MANAGEMENT section (page MD-6) with the following:

MANAGEMENT

Franklin Mutual Advisers, LLC (Franklin Mutual), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund’s investment manager.

Under an agreement with Franklin Mutual, Franklin Templeton Investment Management Limited (Investment Management), The Adelphi Building, 1-11 John Adams Street, London, WC2N 6HT, serves as the Fund’s sub-advisor. Investment Management provides Franklin Mutual with investment management advice and services.

The team responsible for the Fund’s management is:

Anne E. Gudefin CFA PORTFOLIO MANAGER OF INVESTMENT MANAGEMENT	Ms. Gudefin assumed the duties of portfolio manager of the Fund in May 2005, and has been with Franklin Templeton Investments since 2000. Previously she was an analyst at Perry Capital. Ms. Gudefin has primary responsibility for the investments of the Fund. She has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time.

F. David Segal ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL	Mr. Segal has been an assistant manager of the Fund since 2004, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Prior to joining Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance Group of Metlife for the period 1999-2002.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Franklin Mutual a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2004, the Fund paid 0.80% of its average daily net assets to Franklin Mutual for its services.

Please keep this supplement for future reference.

TG P-1

SUPPLEMENT DATED AUGUST 15, 2005

TO THE PROSPECTUSES OF

TEMPLETON GROWTH SECURITIES FUND

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

DATED MAY 1, 2005

The prospectuses are amended as follows:

I	The last paragraph under the “MANAGEMENT” section, appearing on page TG-5 for Class 1 and TG-6 for Class 2, is replaced with the following:

The Fund pays Global Advisors a fee for managing its assets and providing certain administrative facilities and services to the Fund. The fee is equal to a monthly rate based on average daily net assets at the following annual rate, effective as of May 1, 2005:

1.000% of the value of net assets up to and including $100 million;

0.900% of the value of net assets over $100 million, up to and including $250 million;

0.800% of the value of net assets over $250 million, up to and including $500 million;

0.750% of the value of net assets over $500 million, up to and including $1 billion;

0.700% of the value of net assets over $1 billion, up to and including $5 billion;

0.675% of the value of net assets over $5 billion, up to and including $10 billion;

0.655% of the value of net assets over $10 billion, up to and including $15 billion;

0.635% of the value of net assets over $15 billion, up to and including $20 billion; and

0.615% of the value of net assets over $20 billion.

II.	The section “Fees and Expenses” on page TG-5 is replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, the costs shown below would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class 1	Class 2
Maximum sales charge (load) imposed on purchases	N/A	N/A

ANNUAL FUND OPERATING EXPENSES¹

(expenses deducted from Fund assets)

	Class 1		Class 2
Management fees	0.77	%²	0.77	%²
Distribution and service (12b-1) fees	0.00		0.25	%³
Other Expenses	0.07%		0.07%
Total annual Fund operating expenses	0.84%		1.09%

1.	Expenses have been restated to reflect management fee rates that became effective as of May 1, 2005, as though such fee rates had been in effect for the fiscal year ended December 31, 2004.
2.	The Fund administration fee is paid indirectly through the management fee.
3.	While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s Board of Trustees has set the current rate at 0.25% per year through May 1, 2006.

EXAMPLE¹

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$86	$268	$466	$1,037
Class 2	$111	$347	$601	$1,329

1.	The example has been restated to reflect management fee rates that became effective as of May 1, 2005, as though such fee rates had been in effect for the fiscal year ended December 31, 2004.

Please keep this supplement for future reference.